Financial instruments - Fair values and risk management - Sensitivity analysis for types of currency risk (Details) - EUR - Fx rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Equity	$ 554	$ 607	$ 648
Profit or loss	$ (19,726)	$ (13,356)	$ (10,994)